NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
NATURE OF OPERATIONS.
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

New Found Gold Corp. (the “Company”) was incorporated on January 6, 2016, under the Business Corporations Act in the Province of Ontario. On June 23, 2020, the Company continued as a British Columbia corporation under the Business Corporations Act in the Province of British Columbia. The Company’s registered office is located at Suite 2600 – 595 Burrard Street, Vancouver, British Columbia V7X 1L3.

The Company is a mineral exploration company engaged in the acquisition, exploration and evaluation of resource properties with a focus on gold properties located in the Provinces of Newfoundland and Labrador and Ontario, Canada. The Company’s exploration and evaluation assets presently have no proven or probable reserves, and on the basis of information to date, it has not yet determined whether these properties contain economically recoverable resources. The recoverability of amounts shown for exploration and evaluation assets are dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain necessary financing to complete the development of those reserves and upon future profitable production.

On March 11, 2020, the World Health Organization declared the global outbreak of a novel coronavirus identified as “COVID-19” a global pandemic. In order to combat the spread of COVID-19, governments worldwide have enacted emergency measures including travel bans, legally enforced or self-imposed quarantine periods, social distancing and business and organization closures. These measures have caused material disruptions to businesses, governments and other organizations resulting in an economic slowdown and increased volatility in national and global equity and commodity markets. Central banks and governments, including Canadian federal and provincial governments, have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of any interventions. Significant economic and social impacts have limited the Company’s ability to continue its exploration and evaluation activities as intended. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operations in future periods.

These financial statements were approved by the Board of Directors of the Company on March 10, 2022.